Fair Value Measurements And Financial Instruments Fair Value Measurements, Fair Value Inputs, Liabilities, Quantitative Information (Details) (USD $) In Millions, unless otherwise specified								12 Months Ended				12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Contingent Consideration Liability [Member]	Dec. 28, 2013 Contingent Consideration Liability [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 29, 2012 Contingent Consideration Liability [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 28, 2013 Endosense S.A. [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 28, 2013 Endosense S.A. [Member] Minimum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 28, 2013 Endosense S.A. [Member] Maximum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 28, 2013 Endosense S.A. [Member] Contingent Consideration Liability [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 29, 2012 Endosense S.A. [Member] Contingent Consideration Liability [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 28, 2013 Nanostim [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 28, 2013 Nanostim [Member] Fair Value, Inputs, Level 3 [Member] Payment Year 1 [Member]	Dec. 28, 2013 Nanostim [Member] Fair Value, Inputs, Level 3 [Member] Payment Year 2 [Member]	Dec. 28, 2013 Nanostim [Member] Fair Value, Inputs, Level 3 [Member] Payment Year 3 [Member]	Dec. 28, 2013 Nanostim [Member] Contingent Consideration Liability [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 29, 2012 Nanostim [Member] Contingent Consideration Liability [Member] Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair value of acquisition contingent consideration	$ 188	$ 0	$ 0	$ 195	$ 195	$ 0				$ 139	$ 0					$ 56	$ 0
Fair Value Inputs, Discount Rate								1.15%	1.59%			5.00%
Probability of Payment							90.00%					100.00%
Projected Year Of Payment							2014						2016	2017	2018